INCOME TAX - Tax rate (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
INCOME TAX
PRC enterprise income tax rate (as a percent)	25.00%	25.00%	25.00%
PRC
INCOME TAX
PRC enterprise income tax rate (as a percent)	25.00%
Hong Kong SAR
INCOME TAX
Hong Kong Profits Tax rate (as a percent)	16.50%